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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                              Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

PAR
Amount
(000)            Description                                                     Coupon           Maturity               Value

                 COLLATERALIZED MORTGAGE OBLIGATIONS    6.0%
$            5   Federal Home Loan Mortgage Corp.                                  9.250%         11/15/05            $      4,704
        18,355   Federal Home Loan Mortgage Corp. (Interest Only)                   5.500         05/15/27               1,640,330
         7,274   Federal Home Loan Mortgage Corp. (Interest Only)                   6.500         05/15/33               1,273,881
        13,843   Federal Home Loan Mortgage Corp. (Interest Only)  (a)              6.190         03/15/32               1,190,893
         6,444   Federal Home Loan Mortgage Corp. (Interest Only)                   6.190         3/15/1932                558,458
         7,452   Federal Home Loan Mortgage Corp. (Interest Only)  (a)              6.240         03/15/32                 612,314
         6,056   Federal Home Loan Mortgage Corp.                                   6.340         06/15/31                 469,286
         4,122   Federal Home Loan Mortgage Corp. (Interest Only)  (a)              6.680         03/15/32                 357,099
         5,611   Federal Home Loan Mortgage Corp. (Interest Only)                   8.000         06/01/31               1,001,209
        15,158   Federal National Mortgage Association                              5.500         07/25/16              15,255,176
         9,000   Federal National Mortgage Association                              6.022         11/25/10               9,835,624
        29,000   Federal National Mortgage Association                              6.740         08/25/07              31,348,046
         1,801   Federal National Mortgage Association REMIC                        6.260         12/25/29                 103,681
         5,787   Federal National Mortgage Association REMIC                        7.000         09/25/32               6,054,091
         3,110   Federal National Mortgage Association                              7.500         01/19/39               3,366,454
        13,883   Federal National Mortgage Association (Interest Only)  (a)         4.560         07/25/34                 874,054
        12,081   Federal National Mortgage Association (Interest Only)              6.000         11/25/32               1,776,020
         9,211   Federal National Mortgage Association (Interest Only) REMIC        6.000         08/25/32               1,482,108
        11,855   Federal National Mortgage Association (Interest Only)              6.500    07/01/31 to 05/25/33        2,141,580
         8,564   Federal National Mortgage Association (Interest Only)              7.000    03/01/32 to 04/25/33        1,496,355
         9,936   Federal National Mortgage Association (Interest Only)              7.500    11/01/29 to 01/01/32        1,903,014
           536   Government National Mortgage Association (Interest Only) REMIC     6.000         09/20/28                  11,528
        12,733   Government National Mortgage Association (Interest Only)  (a)      6.171         12/16/25               1,292,488
         9,101   Government National Mortgage Association (Interest Only)  (a)      6.221         05/16/32                 595,868
                                                                                                                      ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  6.0%                                                                         84,644,261
                                                                                                                      ------------

                 MORTGAGE BACKED SECURITIES    98.3%
        44,100   Federal Home Loan Mortgage Corp., October                          5.000            TBA                44,789,063
        29,200   Federal Home Loan Mortgage Corp., October                          5.000            TBA                28,917,110
        24,550   Federal Home Loan Mortgage Corp., November                         5.000            TBA                24,235,465
        28,425   Federal Home Loan Mortgage Corp., October                          5.500            TBA                29,357,681
         3,350   Federal Home Loan Mortgage Corp., October                          6.000            TBA                 3,459,920
        42,750   Federal Home Loan Mortgage Corp., October                          6.500            TBA                44,847,401
        10,948   Federal Home Loan Mortgage Corp.                                   6.500    07/01/14 to 08/01/33       11,535,136
        60,348   Federal Home Loan Mortgage Corp.                                   7.500    06/01/17 to 07/01/33       64,779,281
        12,098   Federal Home Loan Mortgage Corp.                                   8.000    12/01/19 to 05/01/32       13,194,810
        12,663   Federal Home Loan Mortgage Corp.                                   8.500    10/01/10 to 08/01/31       13,861,951
         2,804   Federal Home Loan Mortgage Corp.                                  10.000    01/01/09 to 08/01/21        3,117,364
            22   Federal Home Loan Mortgage Corp. FHA/VA                           10.000         09/01/10                  24,157
            92   Federal Home Loan Mortgage Corp. FHA/VA                           10.000         01/01/19                 102,227
            60   Federal Home Loan Mortgage Corp.                                  10.250         11/01/09                  65,686
         2,275   Federal Home Loan Mortgage Corp.                                  11.000    10/01/04 to 01/01/21        2,547,995
        73,100   Federal National Mortgage Association, October                     4.500            TBA                72,848,682

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

        30,850   Federal National Mortgage Association, November                    4.500            TBA                29,616,000
        60,250   Federal National Mortgage Association, October                     5.000            TBA                61,210,265
        18,300   Federal National Mortgage Association, November                    5.000            TBA                18,525,891
        30,700   Federal National Mortgage Association, November                    5.000            TBA                30,297,063
        42,800   Federal National Mortgage Association, October                     5.500            TBA                44,231,146
       183,400   Federal National Mortgage Association, October                     5.500            TBA               185,864,529
        28,425   Federal National Mortgage Association, November                    5.500            TBA                29,304,413
        63,800   Federal National Mortgage Association, November                    5.500            TBA                64,457,906
        79,300   Federal National Mortgage Association, October                     6.000            TBA                82,025,938
         3,493   Federal National Mortgage Association                              6.000    07/01/12 to 09/01/14        3,672,998
        21,600   Federal National Mortgage Association, October                     6.500            TBA                22,659,739
        94,800   Federal National Mortgage Association, November                    6.500            TBA                99,214,078
        80,551   Federal National Mortgage Association                              6.500    11/01/13 to 07/01/34       84,699,165
         1,400   Federal National Mortgage Association, October                     7.000            TBA                 1,484,437
        66,040   Federal National Mortgage Association                              7.000    05/01/13 to 01/01/34       70,115,689
        41,020   Federal National Mortgage Association                              7.500    04/01/15 to 12/01/32       43,997,943
        45,096   Federal National Mortgage Association                              8.000    12/01/16 to 09/01/32       49,051,469
        16,688   Federal National Mortgage Association                              8.500    08/01/14 to 05/01/32       18,186,207
         1,254   Federal National Mortgage Association                              9.000    05/01/09 to 02/01/21        1,372,847
            75   Federal National Mortgage Association (MFMR)                       9.000         03/01/08                  74,211
         1,797   Federal National Mortgage Association                              9.500    05/01/20 to 04/01/30        2,031,910
         1,056   Federal National Mortgage Association                             10.000    11/01/18 to 05/01/22        1,189,009
         1,047   Federal National Mortgage Association                             10.500    06/01/10 to 05/01/21        1,177,802
           479   Federal National Mortgage Association                             11.000    12/01/10 to 10/01/19          537,123
           144   Federal National Mortgage Association                             11.500    12/01/09 to 01/01/16          161,405
             6   Federal National Mortgage Association                             12.500         03/01/15                   7,318
           283   Federal National Mortgage Association                             13.000         06/01/15                 325,831
        14,550   Government National Mortgage Association, October                  5.500            TBA                14,800,085
        17,500   Government National Mortgage Association, October                  6.000            TBA                18,139,835
         5,317   Government National Mortgage Association                           6.000    01/15/28 to 04/15/29        5,532,426
         1,794   Government National Mortgage Association                           6.500    04/15/26 to 12/15/28        1,898,734
         5,442   Government National Mortgage Association                           7.000    08/15/22 to 10/15/30        5,817,987
         9,709   Government National Mortgage Association                           7.500    01/15/17 to 02/15/30       10,491,947
         4,447   Government National Mortgage Association                           8.000    08/15/07 to 08/15/29        4,873,586
         3,826   Government National Mortgage Association                           8.500    04/15/06 to 06/15/23        4,241,534
         6,331   Government National Mortgage Association                           9.000    02/15/05 to 08/15/24        7,135,028
         4,623   Government National Mortgage Association                           9.500    06/15/09 to 09/15/22        5,240,213
         1,377   Government National Mortgage Association                          10.500    09/15/10 to 10/15/19        1,565,094
           281   Government National Mortgage Association                          11.000    03/15/10 to 12/15/18          318,127
           410   Government National Mortgage Association                          11.500    10/15/10 to 02/15/16          469,709
           243   Government National Mortgage Association                          12.000    11/15/12 to 07/15/15          278,969
            78   Government National Mortgage Association                          12.250    06/15/14 to 06/15/15           90,010
           324   Government National Mortgage Association                          12.500    04/15/10 to 08/15/15          372,482
           189   Government National Mortgage Association                          13.000    01/15/11 to 05/15/15          218,725
         2,437   Government National Mortgage Association II                        6.000         04/20/29               2,531,123
            15   Government National Mortgage Association II                        8.500         02/20/17                  16,609
           454   Government National Mortgage Association II                       10.500    04/20/14 to 05/20/19          514,087
           338   Government National Mortgage Association II                       11.000    09/20/13 to 08/20/19          384,999
           173   Government National Mortgage Association II                       11.500    08/20/13 to 07/20/19          199,048
           158   Government National Mortgage Association II                       12.000    09/20/13 to 12/20/15          181,509
           158   Government National Mortgage Association II                       12.500    10/20/13 to 09/20/15          182,743
                                                                                                                  -----------------
TOTAL MORTGAGE BACKED SECURITIES  98.3%                                                                              1,388,670,870
                                                                                                                  -----------------

                 UNITED STATES TREASURY OBLIGATIONS    7.2%
        62,000   United States Treasury Notes                                       3.875         02/15/13              61,631,906
        16,400   United States Treasury Bonds                                       6.125         08/15/29              19,118,185
        15,000   United States Treasury Bonds                                       8.125         08/15/19              20,540,040
                                                                                                                  -----------------

TOTAL UNITED STATES TREASURY OBLIGATIONS  7.2%                                                                         101,290,131
                                                                                                                  -----------------


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


TOTAL LONG-TERM INVESTMENTS    111.5%
   (Cost $1,554,181,289)                                                                                             1,574,605,262
                                                                                                                  -----------------

SHORT-TERM INVESTMENTS    55.8%
REPURCHASE AGREEMENT    13.1%
                  State Street Bank & Trust Co. ($184,354,000 par
                  collateralized by U.S. Government obligations
                  in a pooled cash account, interest rate of
                  1.82%, dated 09/30/04, to be sold on 10/01/04
                  at $184,363,320)                                                                                     184,854,000
                                                                                                                  -----------------

U.S. TREASURY OBLIGATIONS  42.7%
                 Federal Home Loan Bank ($600,000,000  par, yielding
                 1.65%, 10/01/04 maturity)                                                                             600,000,000
                 United States Treasury Bills ($2,600,000  par, yielding
                 1.741%, 01/13/05 maturity)                                                                              2,586,922
                 United States Treasury Bills ($1,000,000  par, yielding
                 1.973%, 03/24/05 maturity) (b)                                                                            990,464
                                                                                                                  -----------------
TOTAL U.S. TREASURY OBLIGATIONS  42.7%                                                                                 603,577,386
                                                                                                                  -----------------


TOTAL SHORT-TERM INVESTMENTS  55.8%
   (Cost $787,954,000)                                                                                                 787,931,386
                                                                                                                  -----------------

TOTAL INVESTMENTS    167.3%
   (Cost $2,342,135,289)                                                                                             2,362,536,648

LIABILITIES IN EXCESS OF OTHER ASSETS    (67.3%)                                                                      (950,252,602)
                                                                                                                  -----------------

NET ASSETS    100.0%                                                                                                $1,412,284,046
                                                                                                                  =================


Percentages are calculated as a percentage of net assets.

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio. The price of these securities may be more volatile than the price of a comparable fixed rate security. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.



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(b)               All or a portion of these securities have been
                  physically segregated in connection with open futures and forwards contracts.

FHA/VA         - Federal Housing Administration/Department of Veterans Affairs
MFMR           - Multi Family Mortgage Revenue
REMIC          - Real Estate Mortgage Investment Conduits
TBA            - To be announced, maturity date has not yet been
                 established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.


The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

Future contracts outstanding as of September 30, 2004:

                                                                                                                       UNREALIZED
                                                                                                                      APPRECIATION/
                                                                                                  CONTRACTS           DEPRECIATION
LONG CONTRACTS:
                 U.S. Treasury Notes 10-Year Futures December 2004
                 (Current Notional Value of $112,625 per contract)                                      684               827,013
                 U.S. Treasury Bonds Futures December 2004
                 (Current Notional Value of $112,219 per contract)                                       55               120,513

SHORT CONTRACTS:
                 U.S. Treasury Notes 5-Year Futures December 2004
                 (Current Notional Value of $110,750 per contract)                                    2,158            (2,299,026)
                 U.S. Treasury Notes 2-Year Futures December 2004
                 (Current Notional Value of $105,617 per contract)                                      447                 5,412
                 Interest Rate Swap 10-Year Futures December 2004
                 (Current Notional Value of $110,750 per contract)                                       10                (8,387)
                                                                                                  ---------           ------------
                                                                                                      3,354            (1,354,475)
                                                                                                  =========           ============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen U.S. Government Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004